CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Communication Services - 6.2%
Cable & Satellite - 1.5%
Charter Communications, Inc. - Class A (a)	2,571	$391,851

Interactive Media & Services - 1.7%
Alphabet, Inc. - Class A	710	240,939
Meta Platforms, Inc. - Class A	324	185,438
		426,377
Movies & Entertainment - 1.9%
Walt Disney Co.	2,151	231,340
Warner Bros Discovery, Inc. (a)	8,561	244,246
		475,586
Publishing - 1.1%
News Corp. - Class B	7,820	269,086
Total Communication Services		1,562,900

Consumer Discretionary - 14.4%
Apparel Retail - 1.1%
Urban Outfitters, Inc. (a)	3,419	275,879

Automobile Manufacturers - 0.9%
General Motors Co.	2,758	238,070

Automotive Retail - 2.0%
AutoNation, Inc. (a)	1,151	231,639
Lithia Motors, Inc.	737	270,715
		502,354
Broadline Retail - 0.7%
Ollie's Bargain Outlet Holdings, Inc. (a)	2,251	169,770

Casinos & Gaming - 1.2%
MGM Resorts International (a)	7,206	298,040

Education Services - 1.8%
Grand Canyon Education, Inc. (a)	1,388	205,605
Laureate Education, Inc. (a)	6,946	260,683
		466,288
Footwear - 0.8%
Deckers Outdoor Corp. (a)	2,416	210,385

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Homebuilding - 1.7%
NVR, Inc. (a)	32	$202,088
PulteGroup, Inc.	1,876	236,976
		439,064
Homefurnishing Retail - 0.9%
Wayfair, Inc. - Class A (a)	2,247	223,060

Hotels, Resorts & Cruise Lines - 1.8%
Carnival Corp. Ltd.	7,716	184,335
Expedia Group, Inc.	872	276,529
		460,864
Leisure Products - 0.7%
Mattel, Inc. (a)	11,627	173,824

Other Specialty Retail - 0.8%
Ulta Beauty, Inc. (a)	377	202,487
Total Consumer Discretionary		3,660,085

Consumer Staples - 4.4%
Consumer Staples Merchandise Retail - 1.0%
Dollar Tree, Inc. (a)	2,030	256,977

Food Distributors - 2.1%
Performance Food Group Co. (a)	2,439	241,876
US Foods Holding Corp. (a)	2,843	298,060
		539,936
Food Retail - 1.3%
Maplebear, Inc. (a)	6,413	323,985
Total Consumer Staples		1,120,898

Financials - 8.8%
Asset Management & Custody Banks - 1.1%
Affiliated Managers Group, Inc.	767	282,402

Commercial & Residential Mortgage Finance - 1.4%
Federal Home Loan Mortgage Corp. (a)	32,465	180,830
Federal National Mortgage Association (a)	28,504	174,444
		355,274
Diversified Banks - 1.0%
First Citizens BancShares, Inc. - Class A	120	259,728

Multi-Sector Holdings - 1.0%
Berkshire Hathaway, Inc. - Class B (a)	502	253,023

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Property & Casualty Insurance - 2.4%
Lemonade, Inc. (a)	2,667	$139,298
Loews Corp.	2,300	249,067
Markel Group, Inc. (a)	120	216,349
		604,714
Regional Banks - 1.0%
Axos Financial, Inc. (a)	2,556	247,395

Transaction & Payment Processing Services - 0.9%
PayPal Holdings, Inc.	4,513	237,677
Total Financials		2,240,213

Health Care - 21.7%
Biotechnology - 8.7%
Exelixis, Inc. (a)	5,624	307,295
Ionis Pharmaceuticals, Inc. (a)	2,851	172,086
Natera, Inc. (a)	1,034	332,906
Regeneron Pharmaceuticals, Inc.	321	256,505
Revolution Medicines, Inc. (a)	2,414	496,246
Roivant Sciences Ltd. (a)	10,837	375,394
United Therapeutics Corp. (a)	510	260,294
		2,200,726
Health Care Distributors - 3.0%
Cencora, Inc.	672	217,459
Henry Schein, Inc. (a)	3,205	287,809
McKesson Corp.	289	255,858
		761,126
Health Care Equipment - 0.8%
Globus Medical, Inc. - Class A (a)	2,650	215,630

Health Care Facilities - 2.5%
PACS Group, Inc. (a)	7,092	300,063
Tenet Healthcare Corp. (a)	1,263	335,844
		635,907
Life Sciences Tools & Services - 3.2%
Charles River Laboratories International, Inc. (a)	1,118	322,252
Medpace Holdings, Inc. (a)	404	239,972
Thermo Fisher Scientific, Inc.	404	249,309
		811,533
Managed Health Care - 1.0%
Molina Healthcare, Inc. (a)	1,281	254,624

Pharmaceuticals - 2.5%
Eli Lilly & Co.	233	269,518

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Jazz Pharmaceuticals PLC (a)	1,458	$365,492
		635,010
Total Health Care		5,514,556

Industrials - 19.3%
Aerospace & Defense - 1.7%
Boeing Co. (a)	1,009	209,650
Textron, Inc.	2,722	219,284
		428,934
Air Freight & Logistics - 0.8%
GXO Logistics, Inc. (a)	4,163	198,700

Building Products - 1.5%
Builders FirstSource, Inc. (a)	2,074	137,713
Zurn Elkay Water Solutions Corp.	5,172	247,222
		384,935
Construction & Engineering - 4.8%
Comfort Systems USA, Inc.	203	313,761
EMCOR Group, Inc.	326	239,460
Primoris Services Corp.	1,572	113,357
Sterling Infrastructure, Inc. (a)	632	297,084
Valmont Industries, Inc.	536	251,738
		1,215,400
Construction Machinery & Heavy Transportation Equipment - 1.2%
Westinghouse Air Brake Technologies Corp.	1,028	293,936

Electrical Components & Equipment - 1.9%
AMETEK, Inc.	1,060	249,280
EnerSys	1,290	237,180
		486,460
Heavy Electrical Equipment - 1.2%
GE Vernova, Inc.	339	304,602

Industrial Machinery & Supplies & Components - 2.0%
Gates Industrial Corp. Ltd. (a)	10,282	263,014
ITT, Inc.	1,297	259,776
		522,790
Marine Transportation - 1.1%
Kirby Corp. (a)	1,964	278,613

Passenger Airlines - 0.7%
Alaska Air Group, Inc. (a)	4,505	186,192

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Research & Consulting Services - 1.3%
Amentum Holdings, Inc. (a)	6,509	$130,115
FTI Consulting, Inc. (a)	1,385	208,539
		338,654
Trading Companies & Distributors - 1.1%
WESCO International, Inc.	826	281,170
Total Industrials		4,920,386

Information Technology - 19.1%
Application Software - 3.1%
Adobe, Inc. (a)	824	241,259
Docusign, Inc. (a)	4,525	299,872
Zoom Communications, Inc. (a)	2,618	253,108
		794,239
Communications Equipment - 2.7%
F5, Inc. (a)	853	347,282
Viasat, Inc. (a)	5,154	346,709
		693,991
Electronic Equipment & Instruments - 0.9%
Teledyne Technologies, Inc. (a)	384	235,373

Electronic Manufacturing Services - 3.9%
Flex Ltd. (a)	3,628	396,359
Jabil, Inc.	986	300,986
Sanmina Corp. (a)	1,543	303,539
		1,000,884
Internet Services & Infrastructure - 1.8%
Twilio, Inc. - Class A (a)	1,946	458,536

IT Consulting & Other Services - 1.4%
EPAM Systems, Inc. (a)	1,163	137,036
Gartner, Inc. (a)	1,136	225,053
		362,089
Semiconductor Materials & Equipment - 0.9%
Amkor Technology, Inc.	4,776	225,905

Semiconductors - 2.7%
Advanced Micro Devices, Inc. (a)	965	454,245
First Solar, Inc. (a)	1,073	216,639
		670,884
Systems Software - 1.7%
JFrog Ltd. (a)	4,249	425,197
Total Information Technology		4,867,098

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Materials - 1.6%
Aluminum - 0.8%
Alcoa Corp.	3,929	$196,254

Diversified Metals & Mining - 0.8%
MP Materials Corp. (a)	3,934	215,386
Total Materials		411,640

Real Estate - 2.3%
Real Estate Services - 2.3%
CBRE Group, Inc. - Class A (a)	1,399	203,988
Jones Lang LaSalle, Inc. (a)	671	245,499
Opendoor Technologies, Inc. (a)	42,678	136,570
Total Real Estate		586,057

Utilities - 0.9%
Electric Utilities - 0.9%
Constellation Energy Corp.	834	229,158
TOTAL COMMON STOCKS (Cost $22,017,479)		25,112,991

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.3%
First American Government Obligations Fund - Class X, 3.59% (b)	329,581	329,581
TOTAL MONEY MARKET FUNDS (Cost $329,581)		329,581

TOTAL INVESTMENTS - 100.0% (Cost $22,347,060)		$25,442,572
Other Assets in Excess of Liabilities - 0.0% (c)		3,532
TOTAL NET ASSETS - 100.0%		$25,446,104

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CAMBRIA TAX AWARE ETF

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Cambria Tax Aware ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$25,112,991	$—	$—	$25,112,991
Money Market Funds	329,581	—	—	329,581
Total Investments	$25,442,572	$—	$—	$25,442,572

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.